MFS(R)/SUN LIFE SERIES TRUST

                                   Bond Series
                           Capital Appreciation Series
                          Capital Opportunities Series
                             Emerging Growth Series
                         Emerging Markets Equity Series
                         Global Asset Allocation Series
                            Global Governments Series
                              Global Growth Series
                          Global Health Sciences Series
                        Global Telecommunications Series
                           Global Total Return Series
                          Government Securities Series
                                High Yield Series
                           International Growth Series
                      International Investors Trust Series
                       International New Discovery Series
                             Managed Sectors Series
                   Massachusetts Investors Growth Stock Series
                      Massachusetts Investors Trust Series
                              Mid Cap Growth Series
                               Money Market Series
                              New Discovery Series
                                 Research Series
                        Research Growth and Income Series
                          Research International Series
                             Strategic Growth Series
                             Strategic Income Series
                                Technology Series
                               Total Return Series
                                Utilities Series
                                  Value Series

            Supplement dated August 1, 2001 to the Current Prospectus


This Supplement describes the series' service class shares, and it supplements certain expense information in the Series Fund Prospectus dated May 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Each series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser) and is described in the Prospectus.

Please note that the  following  series  currently  are not  available for sale:
Global Health Sciences Series and the International New Discovery Series.

The Series Fund offers initial class shares of its 31 series exclusively to separate accounts established by Sun Life Assurance Company of Canada (U.S.) and its affiliates in order to serve as investment options under variable annuity and life insurance contracts (the "Variable Contracts"). Service class shares will first be offered for sale on August 27, 2001, and will only be available for purchase by contract holders who purchase certain types of Variable Contracts on or after August 27, 2001. The Variable Contracts that will offer the service class shares have supplemented their prospectuses to describe these new shares.

The service class shares have the same characteristics as the initial class shares described in the Prospectus except that the service class shares are subject to a distribution fee as reflected in the tables below. The investment results of the service class shares will be reduced by these fees.

1.   EXPENSE SUMMARY

     Expense Table

          This table describes the expenses that a purchaser of a service class share will pay. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made.

Annual Operating Expenses (expenses that are deducted from a series' assets):

                                                                                   Capital           Capital         Emerging
                                                                   Bond         Appreciation      Opportunities       Growth
                                                                  Series           Series            Series           Series
Management Fee...............................................      0.60%           0.71%              0.71%           0.69%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%           0.25%
Other Expenses(2)............................................      0.12%           0.04%              0.08%           0.05%
                                                                   -----           -----              -----           -----
Total Annual Series Operating Expenses(2)....................      0.97%           1.00%              1.04%           0.99%

                                                                 Emerging          Global
                                                                  Markets           Asset            Global           Global
                                                                  Equity         Allocation        Governments        Growth
                                                                  Series           Series            Series           Series
Management Fee...............................................      1.25%           0.75%              0.75%           0.90%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%           0.25%
Other Expenses(2)............................................      0.32%           0.15%              0.19%           0.14%
                                                                   -----           -----              -----           -----
Total Annual Series Operating Expenses(2)....................      1.82%           1.15%              1.19%           1.29%

                                                                  Global           Global             Global
                                                                  Health          Telecom-            Total          Government
                                                                 Sciences        munications          Return         Securities
                                                                  Series           Series             Series           Series
Management Fee...............................................      1.00%           1.00%              0.75%          0.55%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%          0.25%
Other Expenses(2)............................................      0.46%           7.50%              0.16%          0.07%
                                                                   -----           -----              -----          -----
Total Annual Series Operating Expenses(2)....................      1.71%           8.75%              1.16%          0.87%
Fee Waiver and/or Expense Reimbursement(3)...................     (0.21)%         (7.22)%              N/A            N/A
                                                                  -------         -------              ---            ---
Net Expenses(2)..............................................      1.50%           1.53%              1.16%          0.87%

                                                                                                  International     International
                                                                   High         International       Investors            New
                                                                   Yield           Growth             Trust           Discovery
                                                                  Series           Series             Series           Series
Management Fee...............................................      0.75%           0.975%             0.975%         0.975%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%          0.25%
Other Expenses(2)............................................      0.08%           0.265%             0.235%         0.465%
                                                                   -----           ------             ------         ------
Total Annual Series Operating Expenses(2)....................      1.08%           1.49%              1.46%          1.69%
Fee Waiver and/or Expense Reimbursement(3)...................       N/A             N/A                N/A          (0.21)%
                                                                    ---             ---                ---          -------
Net Expenses(2)..............................................      1.08%           1.49%              1.46%          1.48%

                                                                                Massachusetts
                                                                                  Investors       Massachusetts
                                                                  Managed          Growth           Investors          Mid Cap
                                                                  Sectors           Stock             Trust            Growth
                                                                  Series           Series             Series           Series
Management Fee...............................................      0.71%           0.75%              0.55%          0.75%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%          0.25%
Other Expenses(2)............................................      0.05%           0.06%              0.05%          0.14%
                                                                   -----           -----              -----          -----
Total Annual Series Operating Expenses(2)....................      1.01%           1.06%              0.85%          1.14%


                                                                                                                      Research
                                                                   Money             New                             Growth and
                                                                  Market          Discovery          Research          Income
                                                                  Series           Series             Series           Series
Management Fee...............................................      0.50%           0.90%              0.69%          0.75%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%          0.25%
Other Expenses(2)............................................      0.08%           0.09%              0.05%          0.13%
                                                                   -----           -----              -----          -----
Total Annual Series Operating Expenses(2)....................      0.83%           1.24%              0.99%          1.13%

                                                                 Research         Strategic         Strategic
                                                               International       Growth             Income         Technology
                                                                  Series           Series             Series           Series
Management Fee...............................................      1.00%           0.75%              0.75%          0.75%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%          0.25%
Other Expenses(2)............................................      0.28%           0.19%              0.23%          0.17%
                                                                   -----           -----              -----          -----
Total Annual Series Operating Expenses(2)....................      1.53%           1.19%              1.23%          1.17%

                                                                   Total
                                                                  Return          Utilities           Value
                                                                  Series           Series             Series
Management Fee...............................................      0.66%           0.72%              0.75%
Distribution (12b-1) Fees(1).................................      0.25%           0.25%              0.25%
Other Expenses(2)............................................      0.04%           0.08%              0.12%
                                                                   -----           -----              -----
Total Annual Series Operating Expenses(2)....................      0.95%           1.05%              1.12%

-----------------------
(1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(2) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Series Operating Expenses" ("Net Expenses" in the case of Global Health Sciences Series, Global Telecommunication Series and International New Discovery Series) would be lower for certain series, and would equal:

             Bond Series.................................0.95%.....Massachusetts Investors Trust Series.......0.84%
             Capital Appreciation Series.................0.99%.....Mid Cap Growth Series......................1.12%
             Emerging Growth Series......................0.98%.....Research Growth and Income Series..........1.12%
             Emerging Markets Equity Series..............1.80%.....Research International Series..............1.52%
             Global Asset Allocation Series..............1.14%.....Strategic Growth Series....................1.17%
             Global Governments Series...................1.18%.....Strategic Income Series....................1.21%
             Global Growth Series........................1.28%.....Technology Series..........................1.15%
             Global Telecommunications Series............1.50%.....Total Return Series........................0.94%
             Global Total Return Series..................1.15%.....Utilities Series...........................1.04%
             High Yield Series...........................1.07%.....Value Series...............................1.11%
             International Growth Series.................1.48%

(3) MFS has contractually agreed to bear the expenses of each of the Global Health Sciences Series, Global Telecommunications Series and International New Discovery Series such that "Other Expenses," after taking into account the expense offset arrangement described above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's board of directors, provided however, that this arrangement will terminate prior to May 1, 2002, in the event that such series' "Other Expenses" equal or fall below 0.25% annually.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in each series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made. The Examples assume:

     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The series' operating expenses remain the same, except that, with respect to the Global Health Sciences Series, Global Telecommunication Series and International New Discovery Series, the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the table above).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

     The table is supplemented as follows:

               Service Class Shares                       Year 1         Year 3
               --------------------                       ------         ------

          Bond Series                                     $ 99            $ 309
          Capital Appreciation Series                      102              318
          Capital Opportunities Series                     106              331
          Emerging Growth Series                           101              315
          Emerging Markets Equity Series                   185              573
          Global Asset Allocation Series                   117              365
          Global Governments Series                        121              378
          Global Growth Series                             131              409
          Global Health Sciences Series                    153              518
          Global Telecommunications Series                 156              483
          Global Total Return Series                       118              368
          Government Securities Series                      89              278
          High Yield Series                                110              343
          International Growth Series                      152              471
          International Investors Trust Series             149              462
          International New Discovery Series               151              468
          Managed Sectors Series                           103              322
          Massachusetts Investors Growth Series            108              337
          Massachusetts Investors Trust Series              87              271
          Mid Cap Growth Series                            116              362
          Money Market Series                               85              265
          New Discovery Series                             126              393
          Research Series                                  101              315
          Research Growth and Income Series                115              359
          Research International Series                    156              483
          Strategic Growth Series                          121              378
          Strategic Income Series                          125              390
          Technology Series                                119              372
          Total Return Series                               97              303
          Utilities Series                                 107              334
          Value Series                                     114              356

2.   DISTRIBUTION FEES

     Each series has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. These annual distribution fees may equal up to 0.25%, and are paid out of the assets of each series' service class shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

                 The date of this Supplement is August 1, 2001.